Redeemable Preferred Units Schedule Of Redeemable Preferred Units (Details) (Regency Preferred Units [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Regency Preferred Units [Member]
Preferred Units [Line Items]
Preferred Units, Outstanding	4,371,586	4,371,586
Preferred Units Redemption Amount	$ 73	$ 71
Accretion to Redemption Value, Adjustment	$ 2